Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Selling, general and administrative
Selling, general and administrative expense	¥ 3,682,050	$ 504,439	¥ 4,014,070	¥ 3,466,579
PAG
Interest income
Interest income	121,212	16,606	17,624	0
Others
Cost of revenues
Cost of revenue	287,379	39,371	326,927	223,149
Selling, general and administrative
Selling, general and administrative expense	14,531	1,991	24,642	22,011
Membership services | Baidu
Related Party Transaction [Line Items]
Revenue	90,816	12,442	92,900	54,401
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue	7,509	1,029	17,696	55,664
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue	63,876	8,751	178,913	224,110
Content distribution | Others
Related Party Transaction [Line Items]
Revenue	231,825	31,760	260,086	190,398
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue	56,675	7,764	91,970	53,521
License Fees | Baidu
Cost of revenues
Cost of revenue	35,557	4,871	20,416	8,183
Bandwidth and Cloud Services Fee | Baidu
Cost of revenues
Cost of revenue	575,347	78,822	550,748	653,001
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expense	¥ 112,686	$ 15,438	¥ 116,068	¥ 47,617